Designated Accounting Hedges - Summary of Items Designated as Hedged Items (Parenthetical) (Detail) - Discontinued operations [member] - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about hedged items [line items]
AOCI related to discontinued cash flow hedges	$ 134
Accumulated fair value hedge net assets/net liability adjustment	$ 75	$ (112)